Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 34,442	$ 26,861	$ 35,008
Other comprehensive income (loss), net:
Effect of foreign currency translation, net of deferred taxes of $295, $390, and $411 as of December 31, 2011, December 25, 2010, and December 26, 2009, respectively	6,560	9,624	5,986
Other	(586)	(426)	7
Total other comprehensive income	5,974	9,198	5,993
Comprehensive income	$ 40,416	$ 36,059	$ 41,001